VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—1.0%
U.S. Treasury Bonds
4.625%, 5/15/54	$ 370	$ 371
4.625%, 2/15/55	480	484
Total U.S. Government Securities (Identified Cost $859)		855

Foreign Government Securities—11.3%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(2)	68	70
144A 3.125%, 9/30/49(2)	188	128
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	77	73
144A 8.625%, 2/4/30(2)	125	121
144A 7.625%, 5/29/32(2)	67	58
144A 8.500%, 1/31/47(2)	128	97
Benin Government International Bond 144A 7.960%, 2/13/38(2)	141	132
Bolivarian Republic of Venezuela 9.375%, 1/13/34(3)	200	46
Bolivia Government RegS 4.500%, 3/20/28(4)	14	9
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	1,100BRL	158
Czech Republic Government Bond 1.750%, 6/23/32	4,800CZK	178
Dominican Republic
144A 5.500%, 2/22/29(2)	69	68
144A 4.875%, 9/23/32(2)	28	26
144A 6.950%, 3/15/37(2)	52	53
144A 7.150%, 2/24/55(2)	35	35
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(3)	121	103
Federative Republic of Brazil
6.250%, 3/18/31	50	51
7.125%, 5/13/54	127	122
Honduras Government
144A 8.625%, 11/27/34(2)	66	66
RegS 5.625%, 6/24/30(4)	75	67
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	262	269
144A 5.500%, 3/26/36(2)	73	70
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	27	23
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	117	108
	Par Value(1)	Value

Foreign Government Securities—continued
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	$ 102	$ 16
Malaysia Government Bond 2.632%, 4/15/31	830MYR	176
Mex Bonos Desarr 7.750%, 11/13/42	4,300MXN	172
Republic of Angola 144A 8.750%, 4/14/32(2)	147	126
Republic of Argentina
0.750%, 7/9/30(5)	510	370
5.000%, 1/9/38(5)	46	30
Republic of Armenia 144A 3.600%, 2/2/31(2)	50	42
Republic of Chile
5.650%, 1/13/37	77	78
5.330%, 1/5/54	41	38
Republic of Colombia
8.000%, 11/14/35	305	307
7.750%, 11/7/36	43	42
3.875%, 2/15/61	220	115
Republic of Ecuador RegS 6.900%, 7/31/30(4)(5)	186	110
Republic of El Salvador
144A 8.625%, 2/28/29(2)	60	61
144A 8.250%, 4/10/32(2)	44	43
RegS 7.650%, 6/15/35(4)	23	21
RegS 7.625%, 2/1/41(4)	34	30
Republic of Gabon
144A 6.950%, 6/16/25(2)	20	20
144A 6.625%, 2/6/31(2)	14	11
Republic of Ghana
144A 5.000%, 7/3/29(2)(5)	59	51
RegS 5.000%, 7/3/35(4)(5)	60	42
Republic of Guatemala
144A 6.600%, 6/13/36(2)	29	29
RegS 4.875%, 2/13/28(4)	20	20
Republic of Indonesia
4.750%, 9/10/34	80	77
5.100%, 2/10/54	20	18
Republic of Ivory Coast
144A 6.375%, 3/3/28(2)	65	65
144A 8.075%, 4/1/36(2)	77	74
144A 8.250%, 1/30/37(2)	89	85
Republic of Kenya 144A 9.500%, 3/5/36(2)	100	91
Republic of Nigeria
144A 7.143%, 2/23/30(2)	92	83
144A 7.375%, 9/28/33(2)	160	135
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Panama
3.875%, 3/17/28	$ 100	$ 95
3.870%, 7/23/60	162	87
Republic of Paraguay 144A 6.000%, 2/9/36(2)	50	50
Republic of Peru
3.000%, 1/15/34	180	149
5.375%, 2/8/35	70	69
5.875%, 8/8/54	41	40
Republic of Philippines
5.500%, 2/4/35	70	72
4.750%, 3/5/35	135	131
3.700%, 3/1/41	108	87
Republic of Poland
4.875%, 10/4/33	103	101
5.125%, 9/18/34	124	122
5.375%, 2/12/35	131	131
Republic of Senegal 144A 6.250%, 5/23/33(2)	56	42
Republic of Serbia 144A 6.500%, 9/26/33(2)	84	86
Republic of South Africa
5.875%, 6/22/30	176	171
5.650%, 9/27/47	23	17
8.750%, 2/28/48	3,800ZAR	161
144A 7.100%, 11/19/36(2)	197	191
Republic of Turkiye
9.125%, 7/13/30	364	396
7.625%, 5/15/34	42	42
6.625%, 2/17/45	123	103
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	55	48
144A 0.500%, 12/31/53(2)	46	28
Republica Orient Uruguay
5.100%, 6/18/50	202	187
4.975%, 4/20/55	97	87
Romania Government International Bond
144A 7.125%, 1/17/33(2)	54	55
144A 6.375%, 1/30/34(2)	62	60
144A 5.750%, 3/24/35(2)	210	190
Saudi International Bond
144A 5.375%, 1/13/31(2)	132	135
144A 5.625%, 1/13/35(2)	220	226
144A 4.500%, 10/26/46(2)	305	250
State of Qatar 144A 3.750%, 4/16/30(2)	49	48
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	34	33
144A 6.400%, 6/26/34(2)	19	19
RegS 6.400%, 6/26/34(4)	103	101
	Par Value(1)	Value

Foreign Government Securities—continued
UAE International Government Bond 144A 4.050%, 7/7/32(2)	$ 167	$ 163
Ukraine Government Bond
144A 1.750%, 2/1/35(2)(5)	6	3
144A 0.000%, 8/1/41(2)(6)	52	37
RegS 1.750%, 2/1/29(4)(5)	18	12
RegS 0.000%, 2/1/30(4)(5)	3	2
RegS 0.000%, 2/1/34(4)(5)	12	5
RegS 0.000%, 2/1/35(4)(5)	158	87
RegS 1.750%, 2/1/35(4)(5)	59	31
RegS 0.000%, 2/1/36(4)(5)	43	23
RegS 1.750%, 2/1/36(4)(5)	3	2
United Mexican States
6.000%, 5/13/30	16	16
6.350%, 2/9/35	139	139
6.875%, 5/13/37	299	306
6.338%, 5/4/53	137	125
6.400%, 5/7/54	115	105
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	50	42
144A 6.900%, 2/28/32(2)	70	69
Total Foreign Government Securities (Identified Cost $9,905)		9,686

Mortgage-Backed Securities—5.0%
Agency—5.0%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	484	463
Pool #SD8343 6.000%, 7/1/53	252	257
Pool #SD8382 5.000%, 12/1/53	436	428
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	396	389
Pool #FS7751 4.000%, 3/1/53	731	682
Pool #FS8791 6.000%, 8/1/54	503	513
Pool #MA4785 5.000%, 10/1/52	387	381
Pool #MA4805 4.500%, 11/1/52	418	400
Pool #MA4980 6.000%, 4/1/53	401	408
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #MA5072 5.500%, 7/1/53	$ 392	$ 392
		4,313

Non-Agency—0.0%
Chase Mortgage Finance Corp. 2016-SH1, M2 144A 3.750%, 4/25/45(2)(6)	—(7)	—(7)
Ellington Financial Mortgage Trust 2022-1, A1 144A 2.206%, 1/25/67(2)(6)	—(7)	—(7)
New Residential Mortgage Loan Trust 2015-2A, A1 144A 3.750%, 8/25/55(2)(6)	—(7)	—(7)
		—(7)

Total Mortgage-Backed Securities (Identified Cost $4,351)		4,313

Corporate Bonds and Notes—25.2%
Communication Services—0.3%
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	43	43
Sprint Capital Corp. 8.750%, 3/15/32	190	228
		271

Consumer Discretionary—0.8%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	155	155
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	209
Meritage Homes Corp.
5.650%, 3/15/35	90	89
144A 3.875%, 4/15/29(2)	165	157
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	85	88
		698

Consumer Staples—0.5%
Philip Morris International, Inc. 4.900%, 11/1/34	175	172
Pilgrim’s Pride Corp. 6.250%, 7/1/33	224	232
		404

Energy—3.9%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	50
BP Capital Markets plc 4.875% (8)	305	292
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	170	176
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	37	34
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	310	273
Harbour Energy plc 144A 6.327%, 4/1/35(2)	175	174
HF Sinclair Corp. 6.250%, 1/15/35	220	221
	Par Value(1)	Value

Energy—continued
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	$ 42	$ 39
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	36	35
Occidental Petroleum Corp. 6.200%, 3/15/40	130	129
Pertamina Persero PT
144A 2.300%, 2/9/31(2)	245	209
144A 6.450%, 5/30/44(2)	60	61
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	250	34
Petroleos Mexicanos
6.500%, 3/13/27	310	302
5.350%, 2/12/28	185	171
8.750%, 6/2/29	124	123
5.950%, 1/28/31	22	19
6.700%, 2/16/32	83	73
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	112	106
QatarEnergy 144A 2.250%, 7/12/31(2)	215	186
Transcanada Trust 5.600%, 3/7/82	255	238
Western Midstream Operating LP 5.250%, 2/1/50	215	183
Williams Cos., Inc. (The) 5.150%, 3/15/34	205	202
YPF S.A. 144A 9.500%, 1/17/31(2)	32	33
		3,363

Financials—11.9%
AerCap Ireland Capital DAC
3.300%, 1/30/32	110	97
6.950%, 3/10/55	90	92
Allianz SE 144A 6.350%, 9/6/53(2)	200	207
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(6)	180	180
Ally Financial, Inc. 5.543%, 1/17/31	125	124
American Express Co. 5.625%, 7/28/34	225	230
Apollo Debt Solutions BDC 6.900%, 4/13/29	190	197
Apollo Global Management, Inc. 6.000%, 12/15/54	175	169
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	285	245
Bank of America Corp.
5.288%, 4/25/34	220	221
5.425%, 8/15/35	225	220
Bank of New York Mellon Corp. (The) Series G 4.700% (8)	165	164
Barclays plc 7.437%, 11/2/33	200	223
Blackstone Private Credit Fund 6.000%, 1/29/32	175	174
Blue Owl Credit Income Corp. 6.650%, 3/15/31	50	51
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Blue Owl Finance LLC 3.125%, 6/10/31	$ 195	$ 171
BNSF Funding Trust I 6.613%, 12/15/55	185	186
BPCE S.A. 144A 7.003%, 10/19/34(2)	250	272
Capital One Financial Corp.
2.359%, 7/29/32	125	103
6.377%, 6/8/34	80	84
Charles Schwab Corp. (The) Series H 4.000% (8)	285	253
Citigroup, Inc.
3.980%, 3/20/30	250	242
6.174%, 5/25/34	122	125
Corebridge Financial, Inc. 6.375%, 9/15/54	235	233
DAE Funding LLC 144A 3.375%, 3/20/28(2)	125	119
Deutsche Bank AG 5.403%, 9/11/35	180	176
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	345	338
F&G Annuities & Life, Inc. 6.500%, 6/4/29	150	153
Fifth Third Bancorp 4.337%, 4/25/33	155	146
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(2)	125	130
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	68	70
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)	142	160
Goldman Sachs Group, Inc. (The) 6.450%, 5/1/36	85	90
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(2)	175	173
Huntington Bancshares, Inc.
5.709%, 2/2/35	130	131
6.141%, 11/18/39	60	60
Icon Investments Six DAC 6.000%, 5/8/34	125	128
JPMorgan Chase & Co.
2.956%, 5/13/31	270	246
1.953%, 2/4/32	160	136
KeyCorp 6.401%, 3/6/35	185	195
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(2)	25	25
MetLife, Inc. Series G 3.850% (8)	195	193
Morgan Stanley
6.342%, 10/18/33	90	97
5.948%, 1/19/38	152	154
MSCI, Inc. 144A 3.625%, 9/1/30(2)	191	177
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.459%, 4/30/43(6)	139	139
NatWest Group plc 6.475%, 6/1/34	200	208
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	165	168
	Par Value(1)	Value

Financials—continued
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	$ 200	$ 208
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	220	224
Prudential Financial, Inc.
5.125%, 3/1/52	73	69
6.750%, 3/1/53	145	151
Reinsurance Group of America, Inc. 6.650%, 9/15/55	145	143
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	200	203
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(2)	80	78
State Street Corp.
6.123%, 11/21/34	85	89
Series I 6.700%(8)	120	123
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	165	164
Toronto-Dominion Bank (The) 8.125%, 10/31/82	190	197
UBS Group AG 144A 4.988%, 8/5/33(2)	220	216
Wells Fargo & Co.
5.389%, 4/24/34	140	141
Series BB 3.900%(8)	305	299
Series U 5.875%(6)(8)	90	90
		10,270

Health Care—1.1%
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	233
HCA, Inc. 5.500%, 6/1/33	225	226
Orlando Health Obligated Group 5.475%, 10/1/35	64	65
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)(9)	85	—
Smith & Nephew plc 5.400%, 3/20/34	190	190
Universal Health Services, Inc. 2.650%, 1/15/32	258	216
		930

Industrials—2.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	77	69
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	178	177
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	205	198
Boeing Co. (The)
3.750%, 2/1/50	85	60
5.805%, 5/1/50	50	48
5.930%, 5/1/60	69	65
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	186	167
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	265	236
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	$ 167	$ 162
DP World Ltd. 144A 6.850%, 7/2/37(2)	20	22
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	118	104
Regal Rexnord Corp. 6.400%, 4/15/33	250	260
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	297	251
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	176	178
		1,997

Information Technology—0.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	85	85
144A 4.000%, 7/1/29(2)	140	132
Oracle Corp. 5.500%, 8/3/35	130	131
		348

Materials—1.3%
Alpek SAB de C.V. RegS 4.250%, 9/18/29(4)	74	69
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	260	248
Corp Nacional del Cobre de Chile RegS 6.440%, 1/26/36(4)	100	104
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	264	267
Glencore Funding LLC 144A 5.634%, 4/4/34(2)	175	176
OCP S.A.
144A 3.750%, 6/23/31(2)	60	53
144A 5.125%, 6/23/51(2)	70	53
Sonoco Products Co. 5.000%, 9/1/34	140	134
		1,104

Real Estate—0.2%
Safehold GL Holdings LLC 5.650%, 1/15/35	150	149
VICI Properties LP 144A 4.625%, 6/15/25(2)	25	25
		174

Utilities—2.5%
CMS Energy Corp. 4.750%, 6/1/50	295	278
Dominion Energy, Inc. Series B 7.000%, 6/1/54	215	226
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	200	215
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	200	226
Entergy Corp. 7.125%, 12/1/54	190	192
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	225	231
	Par Value(1)	Value

Utilities—continued
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	$ 226	$ 244
PacifiCorp 5.800%, 1/15/55	150	146
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	38	37
Southern California Edison Co. 6.000%, 1/15/34	130	134
Southern Co. (The) 6.375%, 3/15/55	220	225
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(2)	30	30
		2,184

Total Corporate Bonds and Notes (Identified Cost $21,893)		21,743

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. 0.000%, 7/16/21(3)(9)(10)	1	—
Total Leveraged Loans (Identified Cost $1)		—

	Shares
Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(9)(11)	271	—
West Marine(9)(11)	150	—(7)
		—(7)

Health Care—0.0%
Endo GUC Trust Class A(9)(11)	7,290	—
Lannett Co., Inc.(9)(11)	1,387	—
		—

Total Common Stocks (Identified Cost $50)		—(7)

Affiliated Mutual Funds—57.5%
Fixed Income Funds—57.5%
Virtus Newfleet Asset-Backed Securities Completion Fund(11)(12)(13)	1,234,411	12,369
Virtus Newfleet Commercial Mortgage-Backed Securities Completion Fund(11)(12)(13)	512,618	5,131
Virtus Newfleet Floating Rate Completion Fund(11)(12)(13)	1,049,107	10,355
Virtus Newfleet High Yield Completion Fund(11)(12)(13)	1,150,765	11,254
Virtus Newfleet Residential Mortgage-Backed Securities Completion Fund(11)(12)(13)	1,039,794	10,429
Total Affiliated Mutual Funds (Identified Cost $49,864)		49,538

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Value

Total Long-Term Investments—100.0% (Identified Cost $86,923)	$86,135

TOTAL INVESTMENTS—100.0% (Identified Cost $86,923)	$86,135
Other assets and liabilities, net—0.0%	19
NET ASSETS—100.0%	$86,154

Abbreviations:
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $11,990 or 13.9% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2025.
(6)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Amount is less than $500 (not in thousands).
(8)	No contractual maturity date.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Non-income producing.
(12)	Affiliated investment.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	82%
Mexico	2
United Kingdom	1
France	1
Saudi Arabia	1
Turkey	1
South Africa	1
Other	11
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$855	$—	$855	$—
Foreign Government Securities	9,686	—	9,686	—
Mortgage-Backed Securities	4,313	—	4,313	—
Corporate Bonds and Notes	21,743	—	21,743	—(1)
Leveraged Loans	—	—	—	—(1)(2)
Equity Securities:
Common Stocks	—	—	—	—(1)
Affiliated Mutual Funds	49,538	49,538	—	—
Total Investments	$86,135	$49,538	$36,597	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual financial statements.